Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Select Mid Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Mid Cap Growth Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 11.1%
Entertainment 7.3%
Activision Blizzard, Inc.(a)	187,156	15,009,911
Endeavor Group Holdings, Inc., Class A(a)	898,829	20,241,629
Liberty Media Group LLC, Class C(a)	250,079	17,605,562
Spotify Technology SA(a)	123,398	18,373,962
Take-Two Interactive Software, Inc.(a)	225,232	31,021,203
Total		102,252,267
Interactive Media & Services 1.3%
Pinterest, Inc., Class A(a)	770,332	18,441,748
Media 2.5%
Trade Desk, Inc. (The), Class A(a)	497,632	34,874,051
Total Communication Services		155,568,066
Consumer Discretionary 10.9%
Hotels, Restaurants & Leisure 8.7%
Booking Holdings, Inc.(a)	13,930	34,947,166
Caesars Entertainment, Inc.(a)	446,499	18,310,924
Churchill Downs, Inc.	149,608	20,319,759
Flutter Entertainment PLC(a)	68,668	13,523,420
Hilton Worldwide Holdings, Inc.	146,769	19,978,196
Restaurant Brands International, Inc.	208,595	15,208,662
Total		122,288,127
Specialty Retail 2.2%
Tractor Supply Co.	147,139	30,838,863
Total Consumer Discretionary		153,126,990
Consumer Staples 1.1%
Food Products 1.1%
Hershey Co. (The)	59,887	15,552,654
Total Consumer Staples		15,552,654
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Hess Corp.	221,812	28,096,926
Marathon Petroleum Corp.	125,268	13,141,866
Total		41,238,792
Total Energy		41,238,792
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.4%
Capital Markets 1.4%
Ares Management Corp., Class A	134,042	11,673,718
MarketAxess Holdings, Inc.	30,443	8,292,977
Total		19,966,695
Total Financials		19,966,695
Health Care 19.2%
Biotechnology 2.0%
Exact Sciences Corp.(a)	196,899	16,063,020
Natera, Inc.(a)	262,164	12,350,546
Total		28,413,566
Health Care Equipment & Supplies 4.0%
DexCom, Inc.(a)	295,197	34,614,800
Insulet Corp.(a)	76,598	21,007,002
Total		55,621,802
Health Care Providers & Services 3.6%
Chemed Corp.	40,532	21,634,765
HCA Healthcare, Inc.	111,409	29,433,144
Total		51,067,909
Life Sciences Tools & Services 9.6%
Bio-Techne Corp.	621,989	50,872,480
Repligen Corp.(a)	217,971	36,601,691
West Pharmaceutical Services, Inc.	143,327	47,961,514
Total		135,435,685
Total Health Care		270,538,962
Industrials 15.6%
Aerospace & Defense 3.2%
HEICO Corp.	61,773	9,548,871
Howmet Aerospace, Inc.	352,755	15,080,276
TransDigm Group, Inc.	26,845	20,768,634
Total		45,397,781
Commercial Services & Supplies 1.3%
Rollins, Inc.	452,809	17,804,450
Construction & Engineering 0.7%
WillScot Mobile Mini Holdings Corp.(a)	230,742	9,940,365
2	Columbia Select Mid Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.3%
AMETEK, Inc.	121,736	17,660,241
Ground Transportation 4.9%
CSX Corp.	452,924	13,891,179
Old Dominion Freight Line, Inc.	65,279	20,265,213
XPO, Inc.(a)	741,302	34,789,303
Total		68,945,695
Professional Services 1.5%
Paycom Software, Inc.	73,458	20,577,790
Trading Companies & Distributors 2.7%
Ferguson PLC	74,838	10,844,775
SiteOne Landscape Supply, Inc.(a)	198,536	27,376,129
Total		38,220,904
Total Industrials		218,547,226
Information Technology 26.2%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	163,092	27,128,723
Electronic Equipment, Instruments & Components 1.1%
Teledyne Technologies, Inc.(a)	37,937	14,744,215
IT Services 9.2%
Cloudflare, Inc.(a)	679,609	47,001,758
MongoDB, Inc.(a)	122,466	35,979,286
Okta, Inc.(a)	249,424	22,672,642
Snowflake, Inc., Class A(a)	146,080	24,155,789
Total		129,809,475
Semiconductors & Semiconductor Equipment 6.5%
Lam Research Corp.	63,373	39,082,129
Lattice Semiconductor Corp.(a)	215,254	17,502,303
Monolithic Power Systems, Inc.	69,729	34,160,934
Total		90,745,366
Software 7.5%
Fortinet, Inc.(a)	767,094	52,415,533
HubSpot, Inc.(a)	47,381	24,542,884
Splunk, Inc.(a)	290,615	28,855,164
Total		105,813,581
Total Information Technology		368,241,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.5%
Chemicals 0.5%
Sherwin-Williams Co. (The)	29,388	6,693,999
Construction Materials 2.6%
Vulcan Materials Co.	188,837	36,917,633
Containers & Packaging 1.5%
Avery Dennison Corp.	130,915	21,094,334
Metals & Mining 1.9%
Royal Gold, Inc.	215,738	26,716,994
Total Materials		91,422,960
Real Estate 3.6%
Real Estate Management & Development 3.6%
CoStar Group, Inc.(a)	638,721	50,714,447
Total Real Estate		50,714,447
Total Common Stocks (Cost $1,305,341,630)		1,384,918,152

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	20,514,139	20,503,882
Total Money Market Funds (Cost $20,503,157)		20,503,882
Total Investments in Securities (Cost: $1,325,844,787)		1,405,422,034
Other Assets & Liabilities, Net		(174,266)
Net Assets		1,405,247,768

Columbia Select Mid Cap Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Select Mid Cap Growth Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	31,091,075	574,420,469	(585,006,522)	(1,140)	20,503,882	(21,669)	1,142,641	20,514,139
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Select Mid Cap Growth Fund | Third Quarter Report 2023

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3QT194_08_N01_(07/23)